[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS
SEMIANNUAL REPORT

JUNE 30, 2002
(UNAUDITED)

CREDIT SUISSE TRUST --
- BLUE CHIP PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 9030, BOSTON, MA 02205-9030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2002

                                                                   July 22, 2002

Dear Shareholder:

   For the six months ended June 30, 2002, Credit Suisse Trust -- Blue Chip Portfolio (the "Portfolio") had a loss of 17.27%, vs. a decline of 13.16% for the S&P 500 Index.(1)

   Stocks suffered a broad-based and sharp decline in the period. Despite some encouraging economic data, such as a rise in certain leading indicators, investors' willingness to take equity risk deteriorated as inaccurate financial reporting was uncovered in more and more large firms. A clouded and lackluster intermediate-term profit outlook, combined with heightened geopolitical risk factors, also weighed on stocks. The Portfolio was hurt by the general decline in the large-cap stocks it targets and by weakness in certain areas, e.g., specific media and industrial stocks.

   Notwithstanding the market's weakness over the past two years or so, and the potential for large-capitalization stocks to tread water or drift lower over the next few months, we believe that the paths of the economy and the equity market cannot diverge indefinitely. Assuming that growth prevails, and we believe it can -- the recent flow of data suggests to us that the recovery will likely remain on course -- we expect investors to become more comfortable with stock valuations over time. That said, it might take a while for investors to discount fully the threat of more accounting irregularities. But we believe that risk appetites should begin to rise if suspicions regarding reputable companies prove to be unfounded (and as the quality of financial reporting improves in the wake of recent abuses).

   Our focus will remain on what we deem to be well-managed companies that might benefit the most as the U.S. economy recovers. We believe that individual stock selection will prove critical. In this context, our challenge is to position the portfolio for the moderate recovery we expect to see, while striving to avoid accounting trouble spots.

   In terms of sector allocation, we maintained sector weightings that are generally in line with those of the Portfolio's benchmark, reflecting our ongoing effort to add value via individual company selection over time.

Hugh Neuburger
Portfolio Manager

                                        1
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                 SUMMARY OF CUMULATIVE TOTAL RETURNS (6/30/2002)

                                SINCE         INCEPTION
                              INCEPTION          DATE
                             -----------     ------------
                               -17.10%        11/30/2001

----------
(1) The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)

                                                                              NUMBER OF
                                                                               SHARES       VALUE
                                                                              ---------  ------------
COMMON STOCKS (97.5%)
AEROSPACE & DEFENSE (4.9%)
    General Dynamics Corp.                                                        6,300  $    670,005
    United Technologies Corp.                                                     7,775       527,923
                                                                                         ------------
                                                                                            1,197,928
                                                                                         ------------

BANKS (4.4%)
    Bank of New York Company, Inc.                                               14,250       480,938
    Bank One Corp.                                                               15,000       577,200
                                                                                         ------------
                                                                                            1,058,138
                                                                                         ------------

BEVERAGES (1.0%)
    PepsiCo, Inc.                                                                 5,000       241,000
                                                                                         ------------

BIOTECHNOLOGY (2.0%)
    Amgen, Inc.*                                                                 11,700       489,996
                                                                                         ------------

CHEMICALS (1.1%)
    Air Products & Chemicals, Inc.                                                5,300       267,491
                                                                                         ------------

COMMERCIAL SERVICES & SUPPLIES (1.3%)
    Avery Dennison Corp.                                                          5,075       318,456
                                                                                         ------------

COMMUNICATIONS EQUIPMENT (2.5%)
    Cisco Systems, Inc.*                                                         32,100       447,795
    Motorola, Inc.                                                               10,900       157,178
                                                                                         ------------
                                                                                              604,973
                                                                                         ------------

COMPUTERS & PERIPHERALS (1.7%)
    International Business Machines Corp.                                         5,900       424,800
                                                                                         ------------

DIVERSIFIED FINANCIALS (10.1%)
    American Express Co.                                                         10,500       381,360
    Capital One Financial Corp.                                                   2,900       177,045
    Citigroup, Inc.                                                              17,150       664,562
    Freddie Mac                                                                   5,500       336,600
    J.P. Morgan Chase & Co.                                                       9,400       318,848
    Lehman Brothers Holdings, Inc.                                                9,200       575,184
                                                                                         ------------
                                                                                            2,453,599
                                                                                         ------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.0%)
    BellSouth Corp.                                                               9,400       296,100
    SBC Communications, Inc.                                                     11,200       341,600
    Sprint Corp. (FON Group)                                                      9,300        98,673
    Verizon Communications, Inc.                                                  6,000       240,900
                                                                                         ------------
                                                                                              977,273
                                                                                         ------------

FOOD & DRUG RETAILING (3.5%)
    CVS Corp.                                                                    12,275       375,615
    Sysco Corp.                                                                  17,800       484,516
                                                                                         ------------
                                                                                              860,131
                                                                                         ------------

                 See Accompanying Notes to Financial Statements.

                                        3

                                                                              NUMBER OF
                                                                               SHARES       VALUE
                                                                              ---------  ------------
COMMON STOCKS (CONTINUED)
FOOD PRODUCTS (1.9%)
    General Mills, Inc.                                                          10,500  $    462,840
    J.M. Smuckers Co.                                                                80         2,730
                                                                                         ------------
                                                                                              465,570
                                                                                         ------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.5%)
    Baxter International, Inc.                                                   13,900       617,855
                                                                                         ------------

HOUSEHOLD PRODUCTS (3.7%)
    Colgate-Palmolive Co.                                                        10,575       529,279
    Procter & Gamble Co.                                                          4,025       359,432
                                                                                         ------------
                                                                                              888,711
                                                                                         ------------

INDUSTRIAL CONGLOMERATES (4.6%)
    General Electric Co.                                                         32,250       936,863
    Tyco International, Ltd.                                                     13,275       179,345
                                                                                         ------------
                                                                                            1,116,208
                                                                                         ------------

INSURANCE (6.6%)
    American International Group, Inc.                                            4,200       286,566
    Hartford Financial Services Group, Inc.                                      10,075       599,160
    Marsh & McLennan Company, Inc.                                                4,150       400,890
    St. Paul Companies, Inc.                                                      8,100       315,252
                                                                                         ------------
                                                                                            1,601,868
                                                                                         ------------

IT CONSULTING & SERVICES (0.7%)
    Electronic Data Systems Corp.                                                 4,300       159,745
                                                                                         ------------

MEDIA (5.0%)
    AOL Time Warner, Inc.*                                                       13,000       191,230
    E.W. Scripps Co. Class A                                                      4,500       346,500
    Omnicom Group, Inc.                                                           6,350       290,830
    Viacom, Inc. Class B*                                                         8,700       386,019
                                                                                         ------------
                                                                                            1,214,579
                                                                                         ------------

METALS & MINING (2.0%)
    Alcoa, Inc.                                                                  14,475       479,846
                                                                                         ------------

MULTILINE RETAIL (5.8%)
    Target Corp.                                                                 13,800       525,780
    Wal-Mart Stores, Inc.                                                        16,000       880,160
                                                                                         ------------
                                                                                            1,405,940
                                                                                         ------------

OIL & GAS (8.1%)
    ChevronTexaco Corp.                                                           6,699       592,861
    Conoco, Inc.                                                                 14,500       403,100
    Exxon Mobil Corp.                                                            23,800       973,896
                                                                                         ------------
                                                                                            1,969,857
                                                                                         ------------

PERSONAL PRODUCTS (1.0%)
    Estee Lauder Companies, Inc. Class A                                          6,600       232,320
                                                                                         ------------

                 See Accompanying Notes to Financial Statements.

                                        4

                                                                              NUMBER OF
                                                                               SHARES       VALUE
                                                                              ---------  ------------
COMMON STOCKS (CONTINUED)
PHARMECEUTICALS (8.8%)
    Johnson & Johnson                                                            13,500  $    705,510
    Pfizer, Inc.                                                                 22,700       794,500
    Wyeth Corp.                                                                  12,500       640,000
                                                                                         ------------
                                                                                            2,140,010
                                                                                         ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.7%)
    Analog Devices, Inc.*                                                         4,200       124,740
    Intel Corp.                                                                  23,125       422,494
    Texas Instruments, Inc.                                                      15,400       364,980
                                                                                         ------------
                                                                                              912,214
                                                                                         ------------

SOFTWARE (5.6%)
    Microsoft Corp.*                                                             17,675       966,823
    Oracle Corp.*                                                                22,975       217,573
    Siebel Systems, Inc.*                                                         8,400       119,448
    VERITAS Software Corp.*                                                       2,600        51,454
                                                                                         ------------
                                                                                            1,355,298
                                                                                         ------------

SPECIALTY RETAIL (0.9%)
    Home Depot, Inc.                                                              5,800       213,034
                                                                                         ------------

WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    Sprint Corp. (PCS Group)*                                                     5,750        25,703
                                                                                         ------------

TOTAL COMMON STOCKS (Cost $ 27,450,124)                                                    23,692,543
                                                                                         ------------

                                                                                  PAR
                                                                                 (000)
                                                                                 ------
SHORT-TERM INVESTMENT (2.4%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.75%, 7/01/02
    (Cost $ 585,000)                                                             $  585       585,000
                                                                                         ------------

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $ 28,035,124)                                     24,277,543

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                   32,095
                                                                                         ------------

NET ASSETS (100.0%)                                                                      $ 24,309,638
                                                                                         ============

----------
 * Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)

ASSETS
    Investments at value (Cost $ 28,035,124)                         $ 24,277,543
    Cash                                                                      684
    Receivables for fund shares sold                                       25,261
    Dividends and interest receivable                                      21,708
    Prepaid expenses and other assets                                      15,151
                                                                     ------------
      Total Assets                                                     24,340,347
                                                                     ------------
LIABILITIES
    Advisory fee payable                                                   13,223
    Administrative services fee payable                                     7,220
    Other accrued expenses payable                                         10,266
                                                                     ------------
      Total Liabilities                                                    30,709
                                                                     ------------
NET ASSETS
    Capital stock, $0.001 par value                                         2,931
    Paid-in capital                                                    28,346,287
    Accumulated undistributed net investment income                        19,745
    Accumulated net realized loss from investments                       (301,744)
    Net unrealized depreciation from investments                       (3,757,581)
                                                                     ------------
      Net Assets                                                     $ 24,309,638
                                                                     ============
    Shares outstanding                                                  2,930,736
                                                                     ------------
    Net asset value, offering price and redemption price per share   $       8.29
                                                                     ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
    Dividends                                                                 $   114,975
    Interest                                                                        4,723
                                                                              -----------
      Total investment income                                                     119,698
                                                                              -----------
EXPENSES
    Investment advisory fees                                                       74,066
    Administrative services fees                                                   17,053
    Legal fees                                                                      6,652
    Custodian fees                                                                  2,449
    Transfer agent fees                                                             1,458
    Trustees fees                                                                     725
    Audit fees                                                                        722
    Printing fees                                                                     615
    Insurance expense                                                                 435
    Registration fees                                                                  37
    Miscellaneous expense                                                           1,339
                                                                              -----------
      Total expenses                                                              105,551
    Less: Fees waived                                                              (4,105)
                                                                              -----------
      Net expenses                                                                101,446
                                                                              -----------
        Net Investment Income                                                      18,252
                                                                              -----------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
    Net realized loss from investments                                           (301,744)
    Net change in unrealized appreciation (depreciation) from investments      (3,765,367)
                                                                              -----------
    Net realized and unrealized loss from investments                          (4,067,111)
                                                                              -----------
    Net decrease in net assets resulting from operations                      $(4,048,859)
                                                                              ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                    FOR THE SIX MONTHS       FOR THE PERIOD
                                                   ENDED JUNE 30, 2002           ENDED
                                                        (UNAUDITED)       DECEMBER 31, 2001(1)
                                                   -------------------    --------------------
FROM OPERATIONS
  Net Investment Income                              $      18,252            $      1,493
  Net realized loss from investments                      (301,744)                     --
  Net change in unrealized appreciation
   (depreciation) from investments                      (3,765,367)                  7,786
                                                     -------------            ------------
   Net increase (decrease) in net assets
     resulting from operations                          (4,048,859)                  9,279
                                                     -------------            ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                          24,956,982               5,123,932
  Net asset value of shares redeemed                    (1,720,134)                (11,562)
                                                     -------------            ------------
   Net increase in net assets from
     capital share transactions                         23,236,848               5,112,370
                                                     -------------            ------------
  Net increase in net assets                            19,187,989               5,121,649
NET ASSETS
  Beginning of period                                    5,121,649                      --
                                                     -------------            ------------
  End of period                                      $  24,309,638            $  5,121,649
                                                     =============            ============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME      $      19,745            $      1,493
                                                     =============            ============

----------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                              FOR THE SIX MONTHS       FOR THE PERIOD
                                                             ENDED JUNE 30, 2002            ENDED
                                                                 (UNAUDITED)         DECEMBER 31, 2001(1)
                                                             -------------------     --------------------
PER SHARE DATA
  Net asset value, beginning of period                            $    10.02            $   10.00
                                                                  ----------            ---------

INVESTMENT OPERATIONS
  Net investment income                                                   --(2)                --(2)
  Net gain (loss) on investments
    (both realized and unrealized)                                     (1.73)                0.02
                                                                  ----------            ---------
      Total from investment operations                                 (1.73)                0.02
                                                                  ----------            ---------
  NET ASSET VALUE, END OF PERIOD                                  $     8.29            $   10.02
                                                                  ==========            =========
      Total Return(3)                                                 (17.27)%               0.20%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                        $   24,310            $   5,122
    Ratio of expenses to average net assets(4)                          1.03%                1.16%
    Ratio of net investment income to average net assets(4)             0.18%                0.35%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements(4)                           0.04%                4.86%
  Portfolio turnover rate                                                 14%                   2%

----------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.

(2) This amount represents less that $0.01 per share.

(3) Total Returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total Returns for periods of less than one year are not annualized.

(4) Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- BLUE CHIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust"), a Massachusetts business trust was incorporated on March 15, 1995. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Blue Chip Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term capital appreciation. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio based on the following fee structure:

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $100 million                  .75% of average daily net assets
           Over $100 million                   .50% of average daily net assets

   For the six months ended June 30, 2002, investment advisory fees earned were $74,066.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc ("PFPC") as co-administrator effective May 1, 2002.

   For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the six months ended June 30, 2002, administrative services fees earned by CSAMSI were $9,875.

   For its administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $500 million                  .075% of average daily net assets
           Next $1 billion                     .065% of average daily net assets
           Over $1.5 billion                   .055% of average daily net assets

   For the period January 1, 2002 through April 30, 2002, administrative service fees earned, and voluntarily waived, by PFPC (including out of pocket expenses) were $4,919 and $4,105, respectively.

   For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------                      -----------
           First $5 billion                    .050% of average daily net assets
           Next $5 billion                     .035% of average daily net assets
           Over $10 billion                    .020% of average daily net assets

   For the period May 1, 2002 to June 30, 2002, administrative service fees earned by SSB (including out-of-pocket fees) were $2,259.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of their transfer agent expense. For the six months ended June 30, 2002, the Portfolio did not receive any credits or reimbursements under this arrangement.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2002, Merrill did not receive any payments for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Portfolio, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. During the six months ended June 30, 2002, there were no borrowings under the Prior Credit Facility or the New Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $25,293,504 and $2,366,883, respectively.

   At June 30, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $28,035,124, $351,122, ($4,108,703) and ($3,757,581), respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                            FOR THE SIX MONTHS ENDED     FOR THE YEAR ENDED
                            JUNE 30, 2002 (UNAUDITED)    DECEMBER 31, 2001(1)
                            ------------------------    ---------------------
Shares Sold                         2,602,971                512,374
Shares redeemed                      (183,451)                (1,158)
                                    ---------                -------
Net increase                        2,419,520                511,216
                                    =========                =======

----------
(1) For the Period November 30, 2001 (commencement of operations) through December 31, 2001.

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